Summary of Significant Accounting Policies - Schedule of Earnings Per Share Basic And Diluted (Detail) - USD ($)	3 Months Ended		5 Months Ended	6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2021
Net Income (Loss) Attributable to Redeemable Noncontrolling Interest [Abstract]
Numerator: Earnings allocable to Redeemable Class A Ordinary Shares Interest Income	$ 7,525		$ 4,193	$ 17,229
Numerator: Net Income (Loss) minus Redeemable Net Earnings
Net Income (Loss)	21,269,658	$ (33,671,616)	(4,861,190)	(12,401,958)
Non-Redeemable Net Income (Loss)	(1,187,371)		(1,006,862)	(3,580,799)
Common Class A [Member]
Net Income (Loss) Attributable to Redeemable Noncontrolling Interest [Abstract]
Numerator: Earnings allocable to Redeemable Class A Ordinary Shares Interest Income	7,525		4,193	17,229
Redeemable Net Earnings	$ 7,525		$ 4,193	$ 17,229
Denominator: Weighted Average Redeemable Class A Ordinary Shares
Redeemable Class A Ordinary Shares, Basic and Diluted	20,737,202		20,737,202	20,737,202
Basic and diluted earnings per share – Redeemable Class A Ordinary Shares	$ 0.00		$ 0	$ 0.00
Numerator: Net Income (Loss) minus Redeemable Net Earnings
Redeemable Net Earnings	$ 7,525		$ 4,193	$ 17,229
Denominator: Weighted Average Non-Redeemable Class B Ordinary Shares
Non-Redeemable Class B Ordinary Shares, Basic and Diluted	20,737,202		20,737,202	20,737,202
Basic and diluted earnings (loss) per share – Non-Redeemable Class B Ordinary Shares	$ 0.00		$ 0	$ 0.00
Common Class B [Member]
Net Income (Loss) Attributable to Redeemable Noncontrolling Interest [Abstract]
Redeemable Net Earnings	$ (7,525)		$ (4,193)	$ (17,229)
Denominator: Weighted Average Redeemable Class A Ordinary Shares
Redeemable Class A Ordinary Shares, Basic and Diluted	5,184,300		5,184,300	5,184,300
Basic and diluted earnings per share – Redeemable Class A Ordinary Shares	$ 4.10		$ (0.94)	$ (2.40)
Numerator: Net Income (Loss) minus Redeemable Net Earnings
Net Income (Loss)	$ 21,269,658		$ (4,861,190)	$ (12,401,958)
Redeemable Net Earnings	(7,525)		(4,193)	(17,229)
Non-Redeemable Net Income (Loss)	$ 21,262,133		$ (4,865,383)	$ (12,419,187)
Denominator: Weighted Average Non-Redeemable Class B Ordinary Shares
Non-Redeemable Class B Ordinary Shares, Basic and Diluted	5,184,300		5,184,300	5,184,300
Basic and diluted earnings (loss) per share – Non-Redeemable Class B Ordinary Shares	$ 4.10		$ (0.94)	$ (2.40)